Critical accounting estimates and judgments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Critical Accounting Estimates And Judgment [Abstract]
Disclosure of estimate of reclamation obligations [Table Text Block]
		Years ended December 31
	2023	2022	2021
Risk-free interest rate	3.02%	3.28%	1.68%
Annual inflation	2.25%	2.50%	2.50%